Consolidated Statements of Shareholders' Equity - USD ($) shares in Thousands, $ in Millions	Total	Common Stock	Treasury Stock	Shares Held in Trust	Capital Surplus	Retained Earnings	Accumulated Other Comprehensive Loss	Parent	Noncontrolling Interest
Balance at beginning of year (in shares) at Dec. 31, 2013		1,680,000	500,000
Increase (Decrease) in Stockholders' Equity
Exercised (in shares)		11,000
Purchase of treasury shares (in shares)			(51,000)
Employee stock purchase plan issuances (in shares)			1,000
Balance at end of year (in shares) at Dec. 31, 2014		1,691,000	550,000	1,000
Beginning of year at Dec. 31, 2013		$ 17	$ (20,169)		$ 29,777	$ 28,493	$ (149)		$ 0
Increase (Decrease) in Stockholders' Equity
Stock options exercised and issuance of stock awards		0
Purchase of treasury shares			(4,001)
Employee stock purchase plan issuances			92
Stock option activity, stock awards and other					535
Excess tax benefit on stock options and stock awards					106
2015 accelerated share repurchase not settled until 2016					0
Net income attributable to noncontrolling interest						4,644			0	[1]
Common stock dividends						(1,288)
Foreign currency translation adjustments, net of tax	$ (35)						(35)
Net cash flow hedges, net of tax	4						4
Pension and other postretirement benefits, net of tax	(37)						(37)
Business combinations									5
Capital contributions									0
Distributions									0
End of year at Dec. 31, 2014	37,963	$ 17	$ (24,078)	$ (31)	30,418	31,849	(217)	$ 37,958	5
Increase (Decrease) in Stockholders' Equity
Changes in inventory accounting principles (Note 2)						0
Exercised (in shares)		8,000
Purchase of treasury shares (in shares)			(48,000)
Employee stock purchase plan issuances (in shares)			1,000
Balance at end of year (in shares) at Dec. 31, 2015		1,699,000	597,000	1,000
Increase (Decrease) in Stockholders' Equity
Stock options exercised and issuance of stock awards		$ 0
Purchase of treasury shares			$ (4,856)
Employee stock purchase plan issuances			48
Stock option activity, stock awards and other					533
Excess tax benefit on stock options and stock awards					142
2015 accelerated share repurchase not settled until 2016					(145)
Net income attributable to noncontrolling interest						5,237			1	[1]
Common stock dividends						(1,576)
Foreign currency translation adjustments, net of tax	(100)						(100)
Net cash flow hedges, net of tax	2						2
Pension and other postretirement benefits, net of tax	(43)						(43)
Business combinations									1
Capital contributions									2
Distributions									(2)
End of year at Dec. 31, 2015	37,203	$ 17	$ (28,886)	$ (31)	30,948	35,506	(358)	37,196	7
Increase (Decrease) in Stockholders' Equity
Net income attributable to redeemable noncontrolling interest	$ 1
Changes in inventory accounting principles (Note 2)						(4)
Exercised (in shares)	4,328	6,000
Purchase of treasury shares (in shares)			(47,000)
Employee stock purchase plan issuances (in shares)			1,000
Balance at end of year (in shares) at Dec. 31, 2016		1,705,000	643,000	1,000
Increase (Decrease) in Stockholders' Equity
Stock options exercised and issuance of stock awards		$ 0
Purchase of treasury shares			$ (4,606)
Employee stock purchase plan issuances			40
Stock option activity, stock awards and other					449
Excess tax benefit on stock options and stock awards					76
2015 accelerated share repurchase not settled until 2016					145
Net income attributable to noncontrolling interest						5,317			1	[1]
Common stock dividends						(1,840)
Foreign currency translation adjustments, net of tax	$ 38						38
Net cash flow hedges, net of tax	2						2
Pension and other postretirement benefits, net of tax	13						13
Business combinations									0
Capital contributions									1
Distributions									(5)
End of year at Dec. 31, 2016	36,834	$ 17	$ (33,452)	$ (31)	$ 31,618	38,983	$ (305)	$ 36,830	$ 4
Increase (Decrease) in Stockholders' Equity
Net income attributable to redeemable noncontrolling interest	$ 1
Changes in inventory accounting principles (Note 2)						$ 0

[1]	Excludes $1 million attributable to redeemable noncontrolling interest in 2016 and 2015 (See Note 1 "Significant Accounting Policies").